Consolidated Statement of Changes in Unitholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning Balances	$ 56,035,898
Net income (loss)	(2,876,053)	14,448,783	(8,929,519)
Ending Balances	34,952,207	56,035,898
Trading
Beginning Balances (in units)	515,377	572,477	670,426
Unitholders' contributions (in units)	12,208	61,208	15,553
Transfers from Class A to Class B (in units)		(16)	(17)
Unitholders' redemptions (in units)	(158,495)	(118,292)	(113,485)
Ending Balances (in units)	369,090	515,377	572,477
Beginning Balances	51,921,871	58,893,944	80,039,618
Net income (loss)	(4,187,734)	(1,100,921)	(10,232,505)
Unitholders' contributions	1,163,489	5,996,111	1,672,869
Unitholders' redemptions	(15,120,083)	(11,867,263)	(12,586,038)
Ending Balances	33,777,543	51,921,871	58,893,944
Trading | Class A
Net Asset Value Per Unit-Beginning Balance	$ 100.64
Net change per unit	$ (9.32)
Net Asset Value Per Unit-Ending Balance	$ 91.32
Trading | Class B
Net Asset Value Per Unit-Beginning Balance	$ 104.75
Net change per unit	$ (7.77)
Net Asset Value Per Unit-Ending Balance	$ 96.98
Trading | Beneficial owners | Class A
Beginning Balances (in units)	490,278	551,440	658,747
Unitholders' contributions (in units)	10,039	54,776	15,140
Transfers from Class A to Class B (in units)		(649)	(9,952)
Unitholders' redemptions (in units)	(144,459)	(115,289)	(112,495)
Ending Balances (in units)	355,858	490,278	551,440
Beginning Balances	49,340,822	56,711,089	78,645,263
Net income (loss)	(3,983,977)	(1,087,408)	(9,914,709)
Unitholders' contributions	943,530	5,337,442	1,627,869
Transfers from Class A to Class B		(65,443)	(1,172,473)
Unitholders' redemptions	(13,802,983)	(11,554,858)	(12,474,861)
Ending Balances	32,497,392	49,340,822	56,711,089
Trading | Beneficial owners | Class B
Beginning Balances (in units)	13,420	9,358
Unitholders' contributions (in units)	2,169	6,432	413
Transfers from Class A to Class B (in units)		633	9,935
Unitholders' redemptions (in units)	(2,892)	(3,003)	(990)
Ending Balances (in units)	12,697	13,420	9,358
Beginning Balances	1,405,692	981,765
Net income (loss)	(104,084)	12,220	(124,531)
Unitholders' contributions	219,959	658,669	45,000
Transfers from Class A to Class B		65,443	1,172,473
Unitholders' redemptions	(290,273)	(312,405)	(111,177)
Ending Balances	1,231,294	1,405,692	981,765
Trading | Managing owner | Class A
Beginning Balances (in units)	11,679	11,679	11,679
Unitholders' redemptions (in units)	(11,144)
Ending Balances (in units)	535	11,679	11,679
Beginning Balances	1,175,357	1,201,090	1,394,355
Net income (loss)	(99,673)	(25,733)	(193,265)
Unitholders' redemptions	(1,026,827)
Ending Balances	48,857	1,175,357	1,201,090
LLC equity/Non-Trading
Beginning Balances (in units)	2,273,288	2,273,288	2,273,288
Ending Balances (in units)		2,273,288	2,273,288
Beginning Balances	4,114,027	8,569,241	7,266,255
Net income (loss)	1,311,681	15,549,704	1,302,986
Unitholders' distribution	(4,251,044)	(20,004,918)
Ending Balances	1,174,664	4,114,027	8,569,241
Net Asset Value Per Unit-Beginning Balance	$ 1.81
Net change per unit	$ (1.29)
Net Asset Value Per Unit-Ending Balance	$ 0.52	$ 1.81
LLC equity/Non-Trading | Participating owners
Beginning Balances (in units)	407,463	512,964	611,108
Unitholders' redemptions (in units)	(100,656)	(105,501)	(98,144)
Ending Balances (in units)	306,807	407,463	512,964
Beginning Balances	737,509	1,933,873	1,953,345
Net income (loss)	148,123	3,236,859	325,015
Unitholders' redemptions	(165,608)	(504,417)	(344,487)
Unitholders' distribution	(561,489)	(3,928,806)
Ending Balances	158,535	737,509	1,933,873
LLC equity/Non-Trading | Nonparticipating owners
Beginning Balances (in units)	1,865,825	1,760,324	1,662,180
Unitholders' redemptions (in units)	100,656	105,501	98,144
Ending Balances (in units)	1,966,481	1,865,825	1,760,324
Beginning Balances	3,376,518	6,635,368	5,312,910
Net income (loss)	1,163,558	12,312,845	977,971
Unitholders' redemptions	165,608	504,417	344,487
Unitholders' distribution	(3,689,555)	(16,076,112)
Ending Balances	$ 1,016,129	$ 3,376,518	$ 6,635,368